STOCK-BASED COMPENSATION PLANS - Ultimate parent corporation outstanding options (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 Option $ / shares	Dec. 31, 2021 CAD ($) Option $ / shares
Ultimate parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Options, balance at beginning of year	543,934	1,467,700
Options, granted	650,000
Options, transferred	(30,000)
Options, exercised	(16,666)	(39,998)
Options, cancelled	(158,334)	(883,768)
Options, balance at end of year	1,048,934	543,934
Number of vested options	125,397	51,864
Weighted average exercise price, balance at beginning of year (in CAD per share) | $ / shares	$ 30.58	$ 30.56
Weighted average exercise price, granted (in CAD per share) | $ / shares	27.85
Weighted average exercise price, transferred (in CAD per share) | $ / shares	32.66
Weighted average exercise price, exercised (in CAD per share) | $ / shares	26.52	26.52
Weighted average exercise price, cancelled (in CAD per share) | $ / shares	30.27	30.73
Weighted average exercise price, balance at end of year (in CAD per share) | $ / shares	29.06	30.58
Weighted average exercise price, vested options (in CAD per share) | $ / shares	$ 28.48	$ 26.52
Cash consideration on stock options exercised | $		$ 0.2
Weighted average years to maturity	8 years 4 months 24 days
Ultimate parent corporation stock option plan | Bottom of range
STOCK-BASED COMPENSATION PLANS
Exercise price (in dollars per share) | $ / shares	$ 26.52
Ultimate parent corporation stock option plan | Top of range
STOCK-BASED COMPENSATION PLANS
Exercise price (in dollars per share) | $ / shares	$ 33.19
Parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Options, balance at beginning of year	0
Options, exercised		(30,000)
Options, balance at end of year	0	0
Cash consideration on stock options exercised | $		$ 2.0